Long-Term Debt - Additional Information (Details)			3 Months Ended	12 Months Ended
	Aug. 26, 2019	Jun. 11, 2018	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 01, 2017 USD ($)	Nov. 30, 2017 USD ($)
Debt Instrument [Line Items]
Repurchases of 2022 and 2024 Notes				$ 0	$ 196,200,000	$ 0
Write off of debt issuance costs					2,400,000
Loss on extinguishment of debt					4,200,000
Maximum leverage ratio	4.5	4.00	4.0
Average interest rate on debt outstanding				4.11%
Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit facility - maximum borrowing capacity			$ 750,000,000.0	$ 750,000,000.0			$ 900,000,000	$ 750,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Fees related to amended and restated credit agreement			600,000	600,000
Revolving Credit Facility
Debt Instrument [Line Items]
Fees related to amended and restated credit agreement			$ 1,800,000	$ 1,800,000
2022 Notes
Debt Instrument [Line Items]
Repurchases of 2022 and 2024 Notes					24,100,000
2024 Notes
Debt Instrument [Line Items]
Repurchases of 2022 and 2024 Notes					$ 172,100,000
Interest rate swap agreements
Debt Instrument [Line Items]
Average interest rate on debt outstanding				3.60%